As filed with the U.S. Securities and Exchange Commission on November 14, 2019

Securities Act File No. 033-58846

Investment Company Act File No. 811-07538

 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	__

Post-Effective Amendment No. 125	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 124	X

LORD ABBETT SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 522-2388

John T. Fitzgerald, Esq.

Vice President and Assistant Secretary
90 Hudson Street, Jersey City, New Jersey 07302
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
__	on (date) pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on (date) pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 14th day of November, 2019.

LORD ABBETT SECURITIES TRUST

BY: /s/ John T. Fitzgerald

John T. Fitzgerald

Vice President and Assistant Secretary

BY: /s/ Bernard J. Grzelak

Bernard J. Grzelak

Chief Financial Officer and Vice President

BY: /s/ Vito A. Fronda

Vito A. Fronda

Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Trustee	November 14, 2019
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Trustee	November 14, 2019
Douglas B. Sieg

Eric C. Fast*	Trustee	November 14, 2019
Eric C. Fast

Evelyn E. Guernsey*	Trustee	November 14, 2019
Evelyn E. Guernsey

Julie A. Hill*	Trustee	November 14, 2019
Julie A. Hill

Kathleen M. Lutito*	Trustee	November 14, 2019
Kathleen M. Lutito

James M. McTaggart*	Trustee	November 14, 2019
James M. McTaggart

Charles O. Prince*	Trustee	November 14, 2019
Charles O. Prince

Karla M. Rabusch*	Trustee	November 14, 2019
Karla M. Rabusch

Mark A. Schmid*	Trustee	November 14, 2019
Mark A. Schmid
*BY:

/s/ John T. Fitzgerald

John T. Fitzgerald

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 3 to Lord Abbett Credit Opportunities Fund’s Registration Statement on September 12, 2019, Accession Number 0000930413-19-002479.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase